Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases [Abstract]
Leases
10. Leases
The Company has
non-cancelable
operating lease agreements for office space in Cambridge, Massachusetts and Bedford, Massachusetts, which run through January 2027 and December, 2028, respectively. Future minimum payments under these operating leases as of June 30, 2026 was $3.0 million. Operating lease cost was $0.7 million for each of the three months ended June 30, 2026 and 2025, and $1.4 million for each of the six months ended June 30, 2026 and 2025.

11. Leases
The Company leases laboratory and office space in Cambridge, Massachusetts under an operating lease with a term expiring in January 2027.

Additionally, the Company leases office space in Bedford, Massachusetts under an operating lease with a term expiring in December 2028. During the year ended December 31, 2025, and 2024, the components of operating lease cost were as follows, and are reflected in general and administrative expenses and research and development expenses, as determined by the underlying activities (in thousands):

	December 31,
	2025	2024
Lease cost
Operating lease cost	$2,757	$2,757
Variable operating lease cost	541	516

Total operating lease cost	$3,298	$3,273

The following table summarizes information related to the measurement of the Company’s operating leases for the years ended December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Weighted-average remaining lease term (years)	1.90	2.80
Weighted-average discount rate	6.82%	7.13%
Cash paid for amounts included in the measurement of operating lease liabilities	$2,896	$2,776
Maturities of the Company’s operating lease liabilities at December 31, 2025 are as follows (in thousands):

2026	$2,976
2027	855
2028	673

Total minimum lease payments	4,504
Less: Interest portion	(232)

Total present value of operating lease liabilities	$4,272